Fifth Third Small Cap Growth Fund
Fifth Third Small Cap Growth Fund – Summary
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Small Cap Growth Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Small Cap Growth Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.57%	0.57%	0.82%	0.57%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.53%	2.28%	2.28%	1.28%
Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.32%	2.07%	2.07%	1.07%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Small Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	628	941	1,276	2,220
Class B	710	993	1,402	2,413
Class C	310	693	1,202	2,601
Institutional Shares	110	387	685	1,531

Expense Example, No Redemption Fifth Third Small Cap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	210	693	1,202	2,413
Class C	210	693	1,202	2,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $34 million to $3.3 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 2000 Growth Index was approximately $1.18 billion and the median market capitalization was approximately $479 million.

The Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser believes this method is particularly valuable in the small cap universe. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Adviser believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Adviser uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded the Adviser’s position weighting; or a company’s relative strength falls below the Adviser’s target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 2000 Growth Index and monitoring risk statistics relative to the Russell 2000 Growth Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Equity Securities Risk.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk.  Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk.  There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk.  Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk.  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Smaller Company Risk.  Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	25.12%
Worst quarter:	Q4 2008	-30.98%
Year to Date Return (1/1/11 to 9/30/11):		-20.02%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Small Cap Growth Fund	1 Year	5 Years	10 Years	Inception Date
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	29.09%	5.30%	3.78%
Class A Shares Return Before Taxes (with 5.00% sales charge)	22.62%	2.79%	2.41%	Dec. 04, 1992
Class A Shares Return After Taxes on Distributions	22.62%	0.62%	0.66%	Dec. 04, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	14.70%	1.99%	1.75%	Dec. 04, 1992
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	23.15%	2.86%	2.30%	Oct. 29, 2001
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	27.76%	3.01%	2.14%	Oct. 29, 2001
Institutional Shares Return Before Taxes	29.26%	4.10%	3.20%	Nov. 02, 1992

[1] For the period prior to October 29, 2001, the quoted performance of the Fifth Third Small Cap Growth Fund Institutional Shares reflects the performance of the Kent Small Company Growth Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for Class A Shares reflects the performance of the Kent Small Company Growth Investment Shares, with an inception date of December 4, 1992, adjusted for the maximum sales charge. Prior to October 29, 2001, the quoted performance for Class B and Class C Shares reflects the performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Mid Cap Growth Fund
Fifth Third Mid Cap Growth Fund – Summary
Investment Objective
Growth of capital. Income is a secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Mid Cap Growth Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Mid Cap Growth Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.44%	0.44%	0.69%	0.44%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.50%	2.25%	2.25%	1.25%
Fee Waiver and/or Expense Reimbursement	[1]	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.21%	1.96%	1.96%	0.96%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Mid Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	617	924	1,252	2,179
Class B	699	976	1,379	2,374
Class C	299	676	1,179	2,563
Institutional Shares	98	369	660	1,488

Expense Example, No Redemption Fifth Third Mid Cap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	199	676	1,179	2,374
Class C	199	676	1,179	2,563

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell Midcap® Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell MidCap Growth Index ranged from $721 million to $16.3 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell Midcap Growth Index was $7.1 billion and the median market capitalization was approximately $4.0 billion.

The Adviser considers growth companies to be those companies that, in the opinion of the Adviser, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Adviser generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell Midcap Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded the Adviser’s position weighting; or a company’s relative strength falls below the Adviser’s target.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Dividend Securities Risk. Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Fixed Income Securities Risk. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Growth Securities Risk. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Medium-Sized Company Risk. Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q4 2001	22.85%
Worst quarter:	Q4 2008	-27.67%
Year to Date Return (1/1/11 to 9/30/11):		-7.33%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third Mid Cap Growth Fund	1 Year	5 Years	10 Years	Inception Date
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	26.38%	4.88%	3.12%
Class A Shares Return Before Taxes (with 5.00% sales charge)	24.19%	2.40%	1.85%	Nov. 02, 1992
Class A Shares Return After Taxes on Distributions	24.19%	0.68%	0.91%	Nov. 02, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	15.72%	1.75%	1.41%	Nov. 02, 1992
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	24.80%	2.46%	1.76%	Oct. 11, 2000
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	29.80%	2.72%	1.61%	Apr. 24, 1996
Institutional Shares Return Before Taxes	31.22%	3.72%	2.64%	Aug. 11, 1998

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Quality Growth Fund
Fifth Third Quality Growth Fund - Summary
Investment Objective
Growth of capital. Income is a secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Quality Growth Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Quality Growth Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.33%	0.33%	0.58%	0.33%
Total Annual Fund Operating Expenses		1.38%	2.13%	2.13%	1.13%
Fee Waiver and/or Expense Reimbursement	[1]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.20%	1.95%	1.95%	0.95%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Quality Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	617	900	1,204	2,065
Class B	698	951	1,330	2,261
Class C	298	651	1,130	2,453
Institutional Shares	97	342	607	1,363

Expense Example, No Redemption Fifth Third Quality Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	198	651	1,130	2,261
Class C	198	651	1,130	2,453

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of growth companies.

The Adviser considers growth companies to be those companies that, in the opinion of the Adviser, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Adviser generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $2 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor’s or in the Baa major rating category or higher by Moody’s or their unrated equivalents.

The Fund seeks to outperform the Russell 1000® Growth Index over rolling five-year periods. The Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded the Adviser’s position weighting; or a company’s relative strength falls below the Adviser’s target.

The Fund may engage in securities lending.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000 Growth Index and monitoring risk statistics relative to the Russell 1000 Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Dividend Securities Risk. Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Income Risk. Decreasing interest rates may cause the Fund’s income to decline.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Large and Medium-Sized Company Risk. Larger, more established companies tend to operate in mature markets, which present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Turnover Risk. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are  shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q4 2001	19.24%
Worst quarter:	Q4 2008	-22.70%
Year to Date Return (1/1/11 to 9/30/11):		-6.45%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third Quality Growth Fund	1 Year	5 Years	10 Years	Inception Date
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%
Class A Shares Return Before Taxes (with 5.00% sales charge)	7.64%	2.12%	(1.23%)	Nov. 20, 1992
Class A Shares Return After Taxes on Distributions	7.64%	1.34%	(1.68%)	Nov. 20, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.97%	1.63%	(1.15%)	Nov. 20, 1992
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	7.40%	2.06%	(1.32%)	Oct. 11, 2000
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	12.41%	2.39%	(1.48%)	Apr. 25, 1996
Institutional Shares Return Before Taxes	13.63%	3.44%	(0.47%)	Aug. 11, 1998

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Dividend Growth Fund
Fifth Third Dividend Growth Fund - Summary
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Dividend Growth Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Dividend Growth Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		2.52%	2.53%	2.77%	2.51%
Total Annual Fund Operating Expenses		3.57%	4.33%	4.32%	3.31%
Fee Waiver and/or Expense Reimbursement	[1]	(2.59%)	(2.60%)	(2.59%)	(2.58%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.98%	1.73%	1.73%	0.73%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Dividend Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	595	1,312	2,049	3,985
Class B	676	1,377	2,190	4,166
Class C	276	1,075	1,986	4,318
Institutional Shares	75	777	1,503	3,430

Expense Example, No Redemption Fifth Third Dividend Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	176	1,077	1,990	4,166
Class C	176	1,075	1,986	4,318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will normally concentrate its investments in a group of 50 to 75 stocks. The Fund is designed to provide long-term capital appreciation by investing at least 80% of its assets in high-quality companies with histories of rising earnings and dividends. The portfolio managers believe that high-quality companies have the potential to provide an increasing stream of income to shareholders and protect investment capital in down markets. In selecting suitable investments, the Adviser will attempt to find companies with a track record of consistent growth in earnings and dividends. The Fund may also invest up to 20% of its assets in attractive growth or attractive value companies and/or companies with a low price/earnings ratio that may or may not pay a dividend. The Adviser will focus on several key areas in implementing the Fund’s investment strategy.

The Adviser will typically employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Adviser will evaluate widely-traded companies with market capitalizations greater than $2 billion – including large and some mid cap companies. Within this universe of companies, the Adviser will typically seek companies that are experiencing consistent earnings and dividend growth by searching for companies that have reported increased earnings and/or dividends over the last several reporting periods.

The Adviser will typically also rank each company based on the quality of earnings and dividends and the prospect for a  continuation of earnings and dividends growth. The Adviser typically will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth – screening that is intended to aid in the identification of attractive new ideas warranting further consideration.

The Adviser will typically also conduct an analysis of company fundamentals and historical valuations. The Adviser will typically utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

The Fund’s disciplined approach will continue once a stock is purchased and the Adviser will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate.

The Adviser will typically also employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters described above, or if another company is identified to have greater fundamental potential, the stock may be sold.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Dividend Securities Risk. Stocks that pay regular dividends provide investors some return of their investment, to an extent supporting the stock’s price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Larger Company Risk. Larger, more established companies tend to operate in mature markets, which often present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Medium-Sized Company Risk. Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Turnover Risk. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Value Securities Risk. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q4 2003	12.70%
Worst quarter:	Q4 2008	-23.05%
Year to Date Return (1/1/11 to 9/30/11):		-7.24%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third Dividend Growth Fund	1 Year	5 Years	10 Years	Inception Date
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Class A Shares Return Before Taxes (with 5.00% sales charge)	6.11%	0.90%	(2.88%)	Mar. 04, 1985
Class A Shares Return After Taxes on Distributions	5.93%	0.43%	(3.11%)	Mar. 04, 1985
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.19%	0.51%	(2.52%)	Mar. 04, 1985
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	5.83%	0.77%	(3.04%)	Oct. 11, 2000
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	10.88%	1.14%	(3.15%)	Mar. 09, 1998
Institutional Shares Return Before Taxes	11.94%	2.16%	(2.16%)	Aug. 11, 1998

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Micro Cap Value Fund
Fifth Third Micro Cap Value Fund - Summary
Investment Objective
Capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Micro Cap Value Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Micro Cap Value Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.71%	0.71%	0.96%	0.71%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.98%	2.73%	2.73%	1.73%
Fee Waiver and/or Expense Reimbursement	[1]	(0.36%)	(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.62%	2.37%	2.37%	1.37%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Micro Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	656	1,056	1,481	2,661
Class B	740	1,112	1,611	2,851
Class C	340	812	1,411	3,032
Institutional Shares	139	509	903	2,008

Expense Example, No Redemption Fifth Third Micro Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	240	812	1,411	2,851
Class C	240	812	1,411	3,032

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Adviser’s criteria above, the Adviser looks for companies that have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may engage in securities lending. The Fund may also invest up to 10% of its assets in foreign securities.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Foreign Investment Risk. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Micro Cap Company Risk. Stocks of micro cap companies may be very sensitive to changing economic conditions and market downturns because micro cap companies often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Value Securities Risk.  Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	32.54%
Worst quarter:	Q4 2008	-27.89%
Year to Date Return(1/1/11 to 9/30/11):		-17.33%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Micro Cap Value Fund	1 Year	5 Years	10 Years	Inception Date
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%
Russell Microcap® Value Index (reflects no deductions for fees, expenses or taxes)	28.35%	0.76%	9.79%
Class A Shares Return Before Taxes (with 5.00% sales charge)	23.77%	3.05%	11.42%	Aug. 13, 2001
Class A Shares Return After Taxes on Distributions	23.77%	0.80%	9.41%	Aug. 13, 2001
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	15.45%	2.17%	9.78%	Aug. 13, 2001
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	24.25%	3.12%	11.45%	Aug. 13, 2001
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	29.15%	3.33%	11.30%	Aug. 13, 2001
Institutional Shares Return Before Taxes	30.59%	4.39%	12.26%	Feb. 01, 1998

[1] For the period prior to October 22, 2001, the quoted performance of the Fifth Third Micro Cap Value Fund Institutional Shares reflects the performance of the Maxus Aggressive Value Fund with an inception date of February 1, 1998. The inception date for the Micro Cap Value Fund Class A, Class B and Class C Shares is August 13, 2001. The performance figures for Class A Shares for periods prior to such date represent the performance of the Fifth Third/Maxus Aggressive Value Fund Institutional Shares with an inception date of February 1, 1998 and are adjusted for the maximum sales charge. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance of the Fifth Third/Maxus Aggressive Value Fund Investor Shares with an inception date of February 1, 1998 and are adjusted for expenses and applicable sales charges.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Small Cap Value Fund
Fifth Third Small Cap Value Fund - Summary
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Small Cap Value Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Small Cap Value Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.45%	0.45%	0.70%	0.45%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.61%	2.36%	2.36%	1.36%
Fee Waiver and/or Expense Reimbursement	[1]	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.21%	1.96%	1.96%	0.96%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Small Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	617	945	1,295	2,282
Class B	699	998	1,423	2,476
Class C	299	698	1,223	2,664
Institutional Shares	98	391	706	1,599

Expense Example, No Redemption Fifth Third Small Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	199	698	1,223	2,476
Class C	199	698	1,223	2,664

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 2000 Value Index ranged from $24 million to $6.2 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 2000 Value Index was approximately $928 million and the median market capitalization was $349 million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Smaller Company Risk. Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Turnover Risk. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Value Securities Risk. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	26.20%
Worst quarter:	Q4 2008	-27.57%
Year to Date Return (1/1/11 to 9/30/11):		-14.48%

AVERAGE ANNUAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third Small Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%
Class A Shares Return Before Taxes (with 5.00% sales charge)	13.65%	3.22%	9.45%	Apr. 01, 2003
Class A Shares Return After Taxes on Distributions	13.62%	1.94%	7.62%	Apr. 01, 2003
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	8.91%	2.26%	7.41%	Apr. 01, 2003
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	13.70%	3.16%	9.36%	Apr. 01, 2003
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	18.70%	3.48%	9.34%	Apr. 01, 2003
Institutional Shares Return Before Taxes	19.88%	4.54%	10.46%	Apr. 01, 2003

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third All Cap Value Fund
Fifth Third All Cap Value Fund - Summary
Investment Objective
High level of total return (using a combination of capital appreciation and income).
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third All Cap Value Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third All Cap Value Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.45%	0.45%	0.70%	0.45%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.71%	2.46%	2.46%	1.46%
Fee Waiver and/or Expense Reimbursement	[1]	(0.60%)	(0.60%)	(0.60%)	(0.60%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.11%	1.86%	1.86%	0.86%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third All Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	607	955	1,327	2,368
Class B	689	1,009	1,456	2,562
Class C	289	709	1,256	2,749
Institutional Shares	88	403	741	1,694

Expense Example, No Redemption Fifth Third All Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	189	709	1,256	2,562
Class C	189	709	1,256	2,749

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities in which the Fund invests consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000® Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring risk statistics relative to the Russell 3000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Smaller Company Risk. Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

Value Securities Risk. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2003	23.06%
Worst quarter:	Q4 2008	-24.57%
Year to Date Return (1/1/11 to 9/30/11):		-15.76%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third All Cap Value Fund	1 Year	5 Years	10 Years	Inception Date
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	1.45%	3.63%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.07%
Class A Shares Return Before Taxes (with 5.00% sales charge)	9.46%	none	4.58%	Aug. 13, 2001
Class A Shares Return After Taxes on Distributions	9.30%	(1.63%)	3.36%	Aug. 13, 2001
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.34%	(0.26%)	3.76%	Aug. 13, 2001
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	9.44%	none	4.55%	Aug. 13, 2001
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	14.33%	0.25%	4.39%	Aug. 13, 2001
Institutional Shares Return Before Taxes	15.55%	1.27%	5.40%	Apr. 01, 1999

[1] For the period prior to August 13, 2001, the quoted performance of the All Cap Value Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Equity Fund Institutional Shares with an inception date of April 1, 1999. The inception date for the Class A, Class B and Class C Shares is August 13, 2001. Prior to such date, the quoted performance for Class A, Class B and Class C Shares reflects the performance of the Fifth Third/Maxus Equity Fund Investor Shares and is adjusted to reflect expenses and applicable sales charges.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Disciplined Large Cap Value Fund
Fifth Third Disciplined Large Cap Value Fund - Summary
Investment Objective
Long-term capital appreciation with current income as a secondary objective.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Disciplined Large Cap Value Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Disciplined Large Cap Value Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.29%	0.29%	0.54%	0.29%
Total Annual Fund Operating Expenses		1.34%	2.09%	2.09%	1.09%
Fee Waiver and/or Expense Reimbursement	[1]	(0.34%)	(0.34%)	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.00%	1.75%	1.75%	0.75%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Disciplined Large Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	597	872	1,168	2,008
Class B	678	923	1,294	2,205
Class C	278	623	1,094	2,397
Institutional Shares	77	314	570	1,303

Expense Example, No Redemption Fifth Third Disciplined Large Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	178	623	1,094	2,205
Class C	178	623	1,094	2,397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as those companies included in the Russell 1000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 1000 Value Index ranged from $721 million to $357.8 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 1000 Value Index was approximately $66.5 billion and the median market capitalization was approximately $4.1 billion.

The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company’s fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Larger Company Risk. Larger, more established companies tend to operate in mature markets, which often present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Value Securities Risk. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional Shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2003	18.93%
Worst quarter:	Q4 2008	-22.70%
Year to Date Return (1/1/11 to 9/30/11):		-14.62%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third Disciplined Large Cap Value Fund	1 Year	5 Years	10 Years	Inception Date
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%
Class A Shares Return Before Taxes (with 5.00% sales charge)	7.55%	0.24%	2.02%	Jan. 27, 1997
Class A Shares Return After Taxes on Distributions	7.28%	(1.02%)	0.79%	Jan. 27, 1997
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.19%	(0.11%)	1.32%	Jan. 27, 1997
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	7.34%	0.21%	1.95%	Oct. 11, 2000
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	12.34%	0.51%	1.76%	Jan. 27, 1997
Institutional Shares Return Before Taxes	13.44%	1.51%	2.80%	Aug. 11, 1998

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Structured Large Cap Plus Fund
Fifth Third Structured Large Cap Plus Fund – Summary
Investment Objective
Long-term capital appreciation with current income as a secondary objective.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Structured Large Cap Plus Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Structured Large Cap Plus Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Dividend Expenses on Short Sales and Interest Expense		0.59%	0.59%	0.60%	0.59%
Remainder of other Expenses		0.41%	0.41%	0.65%	0.41%
Other Expenses		1.00%	1.00%	1.25%	1.00%
Total Annual Fund Operating Expenses		1.95%	2.70%	2.70%	1.70%
Fee Waiver and/or Expense Reimbursement	[1]	(0.27%)	(0.27%)	(0.26%)	(0.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.68%	2.43%	2.44%	1.43%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. The expense limitation (which excludes expenses for dividends on securities sold short which are included in Other Expenses) for Class A, Class B, Class C and Institutional shares is 1.09%, 1.84%, 1.84% and 0.84%, respectively. Because dividend expenses on short sales are excluded from the expense limitation, Net Expenses exceeded the applicable expense limitation by the amounts of dividend expenses on short sales. Net expenses for Class A, Class B, Class C and Institutional shares are 1.68%, 1.43%, 2.44% and 1.43%, respectively. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Structured Large Cap Plus Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	663	1,059	1,479	2,646
Class B	747	1,115	1,609	2,837
Class C	348	816	1,410	3,018
Institutional Shares	146	510	900	1,991

Expense Example, No Redemption Fifth Third Structured Large Cap Plus Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	247	815	1,409	2,837
Class C	248	816	1,410	3,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as U.S. companies included in the Standard & Poor’s 500 Composite Stock Price Index® (“S&P 500”) and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the S&P 500 Index ranged from $72 million to $353.4 billion. As of September 30, 2011, the average market capitalization of companies included in the S&P 500 was approximately $20.6 billion and the median market capitalization was approximately $9.42 billion.

In managing the Fund, the Adviser adheres to a disciplined, quantitative process for stock selection and portfolio construction. The Adviser first uses a proprietary multi-factor model to rank stocks, both across the Fund’s remaining investment universe and on a sector-specific basis and then screens out those companies facing financial distress. The Adviser ranks each stock on the basis of, among other things, valuation factors, earnings quality, financial discipline, and investor sentiment. The Adviser believes such factors denote long-term success.

The Fund may sell securities short, as described below. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s Adviser expects to underperform and enables the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). The Fund’s long positions and their equivalents will generally range between 100% and 150% of the value of the Fund’s net assets. The Fund’s short positions will generally range between 0% and 50% of the value of the Fund’s net assets. While the long and short positions held by the Fund will generally vary in size as market opportunities change, the Fund will generally target long positions of 130%, and short positions of 30%, of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

One way the Fund may take a short position is by selling a security short. When the Fund sells a security short, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of the short sale to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

Another way the Fund may take either a long or short position in equity securities is through the use of derivatives on these securities. In particular, the Fund may use equity swaps to establish long and short equity positions without owning or taking physical custody of the securities involved. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities or security index during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the reference asset or other economic factors.

The Adviser may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition-related price gap, etc.). In addition, the Adviser may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser typically seeks to monitor and control the Fund’s industry sector weightings and the Fund’s exposure to individual equity securities, allowing these to differ only moderately from the industry sector weightings and position weightings of the S&P 500. By doing so, the Adviser seeks to limit the Fund’s volatility to that of the overall market, as represented by the S&P 500.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading or securities lending), or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of other assets to the Fund.

Derivatives Risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Larger Company Risk. Stocks of larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Short Selling Risk. The Fund’s investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund. The Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. In addition, taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful.

Turnover Risk. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Value Securities Risk. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q3 2009	15.24%
Worst quarter:	Q4 2008	-30.55%
Year to Date Return (1/1/11 to 9/30/11):		-2.52%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Structured Large Cap Plus Fund	1 Year	5 Years	10 Years	Inception Date
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	1.83%
Class A Shares Return Before Taxes (with 5.00% sales charge)	8.57%	(4.44%)	(2.56%)	Dec. 01, 1992
Class A Shares Return After Taxes on Distributions	8.37%	(4.78%)	(3.00%)	Dec. 01, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.80%	(3.87%)	(2.29%)	Dec. 01, 1992
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	8.47%	(4.54%)	(2.64%)	Oct. 29, 2001
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	13.32%	(4.22%)	(2.82%)	Oct. 29, 2001
Institutional Shares Return Before Taxes	14.59%	(3.24%)	(1.83%)	Nov. 02, 1992

[1] For the period prior to October 29, 2001, the quoted performance of the Structured Large Cap Plus Fund Institutional Shares reflects the performance of the Kent Growth and Income Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects performance of the Kent Growth and Income Fund Investment Shares, with an inception date of December 1, 1992, adjusted for maximum sales charge. The inception date of Class B and Class C Shares is October 29, 2001. The quoted performance of Class B and Class C Shares reflects the performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Equity Index Fund
Fifth Third Equity Index Fund - Summary
Investment Objective
Long-term capital appreciation with current income as a secondary objective.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Equity Index Fund	Class A		Class B		Class C		Institutional Shares	Preferred Shares	Select Shares	Trust Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none	none	none	none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Equity Index Fund		Class A	Class B	Class C	Institutional Shares	Preferred Shares	Select Shares	Trust Shares
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none	none	none	none
Other Expenses		0.29%	0.29%	0.54%	0.29%	0.44%	0.37%	0.54%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.85%	1.60%	1.60%	0.60%	0.75%	0.68%	0.85%
Fee Waiver and/or Expense Reimbursement	[1]	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.45%	1.20%	1.20%	0.20%	0.35%	0.28%	0.45%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Equity Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	543	718	908	1,457
Class B	622	765	1,031	1,660
Class C	222	465	831	1,862
Institutional Shares	20	151	294	709
Preferred Shares	36	199	377	890
Select Shares	28	176	337	805
Trust Shares	46	230	430	1,007

Expense Example, No Redemption Fifth Third Equity Index Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	122	465	831	1,660
Class C	122	465	831	1,862

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor’s 500 Composite Stock Price Index® (“S&P 500”)*. The Adviser attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund’s expenses. Several factors may affect the Fund’s ability to exactly track the S&P 500’s performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund’s investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund may engage in securities lending.

The Adviser may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Derivatives Risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Index Investing Risk. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index’s performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

* S&P 500 is a registered service mark of Standard & Poor’s, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	15.85%
Worst quarter:	Q4 2008	-21.85%
Year to Date Return (1/1/11 to 9/30/11):		-8.95%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Equity Index Fund	1 Year	5 Years	10 Years	Inception Date
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Class A Shares Return Before Taxes (with 5.00% sales charge)	8.97%	0.90%	0.45%	Nov. 25, 1992
Class A Shares Return After Taxes on Distributions	8.13%	0.25%	(0.12%)	Nov. 25, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.79%	0.46%	0.07%	Nov. 25, 1992
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	8.88%	0.81%	0.36%	Oct. 29, 2001
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	13.69%	1.14%	0.19%	Oct. 29, 2001
Institutional Shares Return Before Taxes	15.03%	2.21%	1.22%	Nov. 02, 1992
Preferred Shares Return Before Taxes	14.82%	2.04%	1.06%	Oct. 17, 2003
Select Shares Return Before Taxes	14.89%	2.12%	1.14%	Oct. 17, 2003
Trust Shares Return Before Taxes	14.74%	1.95%	0.97%	Oct. 17, 2003

[1] For the period prior to October 29, 2001, the quoted performance of the Fifth Third Equity Index Fund Institutional Shares reflects the performance of the Kent Index Equity Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects the performance of the Kent Index Equity Fund Investment Shares, with an inception date of November 25, 1992, adjusted for the maximum sales charge. Prior to October 29, 2001, the quoted performance of Class B and Class C reflects performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges. Prior to October 17, 2003, the quoted performance of the Select, Preferred and Trust Shares reflects performance of the Institutional Shares adjusted for expenses.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third International Equity Fund
Fifth Third International Equity Fund – Summary
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third International Equity Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third International Equity Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Dividend Expenses on Short Sales and Interest Expense		0.01%	0.01%	0.01%	0.01%
Other Expenses		0.35%	0.35%	0.60%	0.35%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.62%	2.37%	2.37%	1.37%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.38%	2.13%	2.13%	1.13%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third International Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	633	963	1,315	2,306
Class B	716	1,016	1,443	2,500
Class C	316	716	1,243	2,687
Institutional Shares	115	410	727	1,625

Expense Example, No Redemption Fifth Third International Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	216	716	1,243	2,500
Class C	216	716	1,243	2,687

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund’s portfolio are located in at least three countries other than the U.S.

In managing the Fund, the Adviser adheres to a disciplined, quantitative (“bottom-up”) process for stock selection and portfolio construction. The Adviser begins with an investment universe comprising the membership of the Morgan Stanley Capital International Europe, Australasia, and Far East Index, Net (the “EAFE Index”). The Adviser may also consider international stocks which are not in the EAFE Index. The Adviser uses a quantitative multi-factor model to rank stocks in the investment universe. The primary considerations upon which the Adviser ranks each stock are based on growth, value, quality, technical and sentiment factors. The Adviser believes such factors denote longterm success, and thus attempts to build a portfolio of stocks that have these positive characteristics. Secondarily, the Adviser may also modify the proportion or weighting for certain countries and/or sectors (e.g., overweight, underweight or neutral) relative to the EAFE Index for investment by the Fund.

The Adviser may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition-related price gap, etc.). In addition, the Adviser may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that appear to be attractive based on the model’s rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser typically seeks to monitor and control the Fund’s country and industry weightings and the Fund’s exposure to individual equity securities, allowing these to differ only moderately from the country and industry weightings and the individual stock weightings of the EAFE Index. By doing so, the Adviser seeks to limit the Fund’s volatility to that represented by the EAFE Index.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Derivatives Risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Foreign Investment Risk. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Geographic Concentration Risk. Concentrating investments in a single country, a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	24.57%
Worst quarter:	Q3 2008	-21.83%
Year to Date Return (1/1/11 to 9/30/11):		-17.38%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third International Equity Fund	1 Year	5 Years	10 Years	Inception Date
Morgan Stanley Capital International EAFE Index, Net (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
Class A Shares Return Before Taxes (with 5.00% sales charge)	3.89%	none	2.15%	Aug. 18, 1994
Class A Shares Return After Taxes on Distributions	3.68%	(1.55%)	1.11%	Aug. 18, 1994
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.03%	(0.47%)	1.46%	Aug. 18, 1994
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	3.57%	0.02%	2.03%	Oct. 11, 2000
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	8.46%	0.27%	1.85%	Apr. 25, 1996
Institutional Shares Return Before Taxes	9.58%	1.29%	2.89%	Oct. 09, 1998

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Strategic Income Fund
Fifth Third Strategic Income Fund - Summary
Investment Objective
High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Strategic Income Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Strategic Income Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.36%	0.36%	0.61%	0.36%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	1.66%	2.41%	2.41%	1.41%
Fee Waiver and/or Expense Reimbursement	[2]	(0.67%)	(0.67%)	(0.67%)	(0.67%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.99%	1.74%	1.74%	0.74%
[1]	Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund's contractual expense caps of 0.94%, 1.69%, 1.69% and 0.69% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund's asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.
[2]	Fifth Third Asset Management, Inc, the Fund's Adviser and Administrator, has contractually agreed to waive and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Strategic Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	596	936	1,298	2,316
Class B	677	988	1,427	2,513
Class C	277	688	1,227	2,700
Institutional Shares	76	381	709	1,637

Expense Example, No Redemption Fifth Third Strategic Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	177	688	1,227	2,513
Class C	177	688	1,227	2,700

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares.

The Fund has the flexibility to respond to and attempt to anticipate economic and market trends. The Adviser seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class. The Adviser may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. The Adviser seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research and analysis, the Adviser reviews companies based on such factors as sales, assets, earnings, markets, and management, and the Adviser searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a larger universe than traditional investment grade fixed income funds, and the Adviser believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, the Adviser intends to invest principally in securities rated BBB or better by Standard & Poor’s, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Adviser to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of the Adviser, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

The Fund may engage in securities lending.

The Adviser may consider selling one of the Fund’s holdings when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in the Adviser’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Closed-end Investment Company Risk. Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Credit Risk. The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

Derivatives Risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Fixed Income Securities Risk. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Foreign Investment Risk. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Non-Investment Grade Securities Risk. High yield, or non-investment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody’s) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

Prepayment/Call Risk. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	21.98%
Worst quarter:	Q3 2008	-18.49%
Year to Date Return (1/1/11 to 9/30/11):		2.55%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Strategic Income Fund	1 Year	5 Years	10 Years	Inception Date
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Class A Shares Return Before Taxes (with 5.00% sales charge)	6.88%	3.91%	5.73%	Apr. 01, 2004
Class A Shares Return After Taxes on Distributions	5.00%	1.66%	3.66%	Apr. 01, 2004
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.42%	2.01%	3.69%	Apr. 01, 2004
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	6.74%	3.89%	5.73%	Apr. 01, 2004
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	11.64%	4.18%	5.52%	Oct. 29, 2001
Institutional Shares Return Before Taxes	12.81%	5.23%	6.59%	Sep. 01, 1998

[1] For the period prior to October 22, 2001, the quoted performance for the Fifth Third Strategic Income Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Income Fund Institutional Shares with an inception date of September 1, 1998. Class A, Class B and Class C Shares were initially offered on April 1, 2004, April 1, 2004 and October 29, 2001, respectively. The performance figures for Class A, Class B and Class C Shares for periods prior to such dates represent the performance for the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges for the respective share class.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third LifeModel Aggressive Fund
Fifth Third Life Model Aggressive FundSM - Summary
Investment Objective
The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third LifeModel Aggressive Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third LifeModel Aggressive Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.40%	0.40%	0.65%	0.40%
Acquired Fund Fees and Expenses	[1]	1.06%	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses	[1]	1.86%	2.61%	2.61%	1.61%
Fee Waiver and/or Expense Reimbursement	[2]	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.39%	2.14%	2.14%	1.14%
[1]	Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund's contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund's asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.
[2]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third LifeModel Aggressive Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	635	1,013	1,415	2,536
Class B	717	1,067	1,544	2,728
Class C	317	767	1,344	2,911
Institutional Shares	116	462	832	1,872

Expense Example, No Redemption Fifth Third LifeModel Aggressive Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	217	767	1,344	2,728
Class C	217	767	1,344	2,911

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a very heavy emphasis on stocks:

•	From 80% to 100% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
Small Cap Growth Fund	0-50%
Mid Cap Growth Fund	0-50%
Quality Growth Fund	0-50%
Structured Large Cap Plus Fund	0-50%
Small Cap Value Fund	0-50%
All Cap Value Fund	0-50%
Disciplined Large Cap Value Fund	0-50%
International Equity Fund	0-25%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-20%
Short Term Bond Fund	0-20%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These  risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s  investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2003	17.46%
Worst quarter:	Q4 2008	-22.93%
Year to Date Return (1/1/11 to 9/30/11):		-10.35%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third LifeModel Aggressive Fund	1 Year	5 Years	Since Inception	Inception Date
LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)	16.00%	3.18%	6.70%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%
Class A Shares Return Before Taxes (with 5.00% sales charge)	9.25%	0.39%	5.34%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions	9.10%	(0.91%)	4.32%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.20%	(0.06%)	4.31%	Aug. 01, 2002
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	9.27%	0.39%	5.22%	Aug. 01, 2002
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	14.18%	0.68%	5.20%	Aug. 01, 2002
Institutional Shares Return Before Taxes	15.27%	1.69%	6.27%	Aug. 01, 2002

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third LifeModel Moderately Aggressive FundSM - Summary
Investment Objective
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third LifeModel Moderately Aggressive Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third LifeModel Moderately Aggressive Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.39%	0.39%	0.64%	0.39%
Acquired Fund Fees and Expenses	[1]	0.97%	0.97%	0.97%	0.97%
Total Annual Fund Operating Expenses	[1]	1.76%	2.51%	2.51%	1.51%
Fee Waiver and/or Expense Reimbursement	[2]	(0.46%)	(0.46%)	(0.46%)	(0.46%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.30%	2.05%	2.05%	1.05%
[1]	Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund's contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund's asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.
[2]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third LifeModel Moderately Aggressive Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	626	984	1,366	2,433
Class B	708	1,038	1,495	2,628
Class C	308	738	1,295	2,812
Institutional Shares	107	432	780	1,762

Expense Example, No Redemption Fifth Third LifeModel Moderately Aggressive Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	208	738	1,295	2,628
Class C	208	738	1,295	2,812

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a moderately heavy emphasis on stocks:

•	From 60% to 80% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 20% to 40% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
Small Cap Growth Fund	0-40%
Mid Cap Growth Fund	0-40%
Quality Growth Fund	0-40%
Structured Large Cap Plus Fund	0-40%
Small Cap Value Fund	0-40%
All Cap Value Fund	0-40%
Disciplined Large Cap Value Fund	0-40%
International Equity Fund	0-20%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-30%
Short Term Bond Fund	0-30%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2003	13.90%
Worst quarter:	Q4 2008	-18.72%
Year to Date Return (1/1/11 to 9/30/11):		-6.58%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third LifeModel Moderately Aggressive Fund	1 Year	5 Years	Since Inception	Inception Date
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%
LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)	14.01%	3.95%	6.52%
Class A Shares Return Before Taxes (with 5.00% sales charge)	7.28%	1.02%	5.42%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions	6.91%	(0.41%)	4.24%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.89%	0.33%	4.21%	Aug. 01, 2002
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	7.16%	0.98%	5.32%	Aug. 01, 2002
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	12.05%	1.30%	5.28%	Aug. 01, 2002
Institutional Shares Return Before Taxes	13.23%	2.30%	6.32%	Aug. 01, 2002

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third LifeModel Moderate Fund
Fifth Third LifeModel Moderate FundSM - Summary
Investment Objective

The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third LifeModel Moderate Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third LifeModel Moderate Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.31%	0.31%	0.56%	0.31%
Acquired Fund Fees and Expenses	[1]	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	[1]	1.58%	2.33%	2.33%	1.33%
Fee Waiver and/or Expense Reimbursement	[2]	(0.38%)	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.20%	1.95%	1.95%	0.95%
[1]	Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund's contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund's asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.
[2]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third LifeModel Moderate Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	616	938	1,282	2,251
Class B	698	991	1,410	2,447
Class C	298	691	1,210	2,635
Institutional Shares	97	384	692	1,568

Expense Example, No Redemption Fifth Third LifeModel Moderate Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	198	691	1,210	2,447
Class C	198	691	1,210	2,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 15% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Fund Name	Percentage of Fund Holdings
Small Cap Growth Fund	0-30%
Mid Cap Growth Fund	0-30%
Quality Growth Fund	0-30%
Structured Large Cap Plus Fund	0-30%
Small Cap Value Fund	0-30%
All Cap Value Fund	0-30%
Disciplined Large Cap Value Fund	0-30%
International Equity Fund	0-15%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-40%
Short Term Bond Fund	0-40%
Institutional Money Market Fund	0-15%
U.S. Treasury Money Market Fund	0-15%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year  to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	10.65%
Worst quarter:	Q4 2008	-14.42%
Year to Date Return (1/1/11 to 9/30/11):		-3.10%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third LifeModel Moderate Fund	1 Year	5 Years	Since Inception	Inception Date
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%
LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)	11.86%	4.58%	6.22%
Class A Shares Return Before Taxes (with 5.00% sales charge)	5.87%	1.54%	4.52%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions	5.23%	0.05%	3.26%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.91%	0.64%	3.30%	Aug. 01, 2002
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	5.61%	1.53%	4.41%	Aug. 01, 2002
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	10.53%	1.83%	4.38%	Aug. 01, 2002
Institutional Shares Return Before Taxes	11.79%	2.87%	5.43%	Aug. 01, 2002

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax  rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement  period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third LifeModel Moderately Conservative Fund
Fifth Third LifeModel Moderately Conservative FundSM - Summary
Investment Objective
The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third LifeModel Moderately Conservative Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third LifeModel Moderately Conservative Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.49%	0.49%	0.74%	0.49%
Acquired Fund Fees and Expenses	[1]	0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	[1]	1.71%	2.46%	2.46%	1.46%
Fee Waiver and/or Expense Reimbursement	[2]	(0.56%)	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.15%	1.90%	1.90%	0.90%
[1]	Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund's contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund's asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.
[2]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third LifeModel Moderately Conservative Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	611	960	1,332	2,374
Class B	693	1,013	1,460	2,569
Class C	293	713	1,260	2,754
Institutional Shares	92	407	745	1,699

Expense Example, No Redemption Fifth Third LifeModel Moderately Conservative Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	193	713	1,260	2,569
Class C	193	713	1,260	2,754

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

•	From 50% to 70% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 30% to 50% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-25%
Mid Cap Growth Fund	0-25%
Quality Growth Fund	0-25%
Structured Large Cap Plus Fund	0-25%
Small Cap Value Fund	0-25%
All Cap Value Fund	0-25%
Disciplined Large Cap Value Fund	0-25%
International Equity Fund	0-10%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-50%
Short Term Bond Fund	0-50%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q3 2009	9.80%
Worst quarter:	Q4 2008	-12.81%
Year to Date Return (1/1/11 to 9/30/11):		-1.19%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third LifeModel Moderately Conservative Fund	1 Year	5 Years	Since Inception	Inception Date
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%
LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)	10.74%	4.84%	6.02%
Class A Shares Return Before Taxes (with 5.00% sales charge)	5.14%	1.91%	4.04%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions (with 5.00% sales charge)	4.38%	0.28%	2.60%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares (with 5.00% sales charge)	3.41%	0.87%	2.77%	Aug. 01, 2002
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	4.70%	1.84%	3.94%	Aug. 01, 2002
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	9.72%	2.17%	3.89%	Aug. 01, 2002
Institutional Shares Return Before Taxes	10.90%	3.19%	4.94%	Aug. 01, 2002

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third LifeModel Conservative Fund
Fifth Third LifeModel Conservative FundSM - Summary
Investment Objective
The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third LifeModel Conservative Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third LifeModel Conservative Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.57%	0.57%	0.82%	0.57%
Acquired Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[1]	1.69%	2.44%	2.44%	1.44%
Fee Waiver and/or Expense Reimbursement	[2]	(0.64%)	(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.05%	1.80%	1.80%	0.80%
[1]	Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund's contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund's asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.
[2]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third LifeModel Conservative Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	602	947	1,315	2,347
Class B	683	1,000	1,443	2,543
Class C	283	700	1,243	2,729
Institutional Shares	82	393	727	1,671

Expense Example, No Redemption Fifth Third LifeModel Conservative Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	183	700	1,243	2,543
Class C	183	700	1,243	2,729

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

•	From 70% to 90% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 10% to 30% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-15%
Mid Cap Growth Fund	0-15%
Quality Growth Fund	0-15%
Structured Large Cap Plus Fund	0-15%
Small Cap Value Fund	0-15%
All Cap Value Fund	0-15%
Disciplined Large Cap Value Fund	0-15%
International Equity Fund	0-5%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-60%
Short Term Bond Fund	0-60%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds. The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q3 2009	7.40%
Worst quarter:	Q4 2008	-8.94%
Year to Date Return (1/1/11 to 9/30/11):		2.11%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third LifeModel Conservative Fund	1 Year	5 Years	Since Inception	Inception Date
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%
LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)	8.38%	5.26%	5.54%
Class A Shares Return Before Taxes (with 5.00% sales charge)	3.23%	1.89%	3.42%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions (with 5.00% sales charge)	2.21%	0.31%	1.97%	Aug. 01, 2002
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares (with 5.00% sales charge)	2.12%	0.77%	2.14%	Aug. 01, 2002
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	2.90%	1.84%	3.32%	Aug. 01, 2002
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	7.86%	2.17%	3.28%	Aug. 01, 2002
Institutional Shares Return Before Taxes	8.97%	3.21%	4.32%	Aug. 01, 2002

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third High Yield Bond Fund
Fifth Third High Yield Bond Fund - Summary
Investment Objective
High level of income. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third High Yield Bond Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third High Yield Bond Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.44%	0.44%	0.69%	0.44%
Total Annual Fund Operating Expenses		1.39%	2.14%	2.14%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.99%	1.74%	1.74%	0.74%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third High Yield Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	572	859	1,166	2,037
Class B	677	933	1,315	2,254
Class C	277	633	1,115	2,445
Institutional Shares	76	325	591	1,355

Expense Example, No Redemption Fifth Third High Yield Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	177	633	1,115	2,254
Class C	177	633	1,115	2,445

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor’s and Ba or lower by Moody’s). These securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund’s investment sub-adviser analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment sub-adviser implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment sub-adviser then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

The Fund may engage in securities lending.

When the investment sub-adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit Risk. The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized, that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

Fixed Income Securities Risk. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Investment Discretion Risk. There is no guarantee that the investment sub-adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Liquidity Risk. Secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers. The trading volume for noninvestment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities. These factors could have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, adversely affect the Fund’s net asset value (“NAV”) and limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating NAV.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Non-Investment Grade Securities Risk. High yield, or noninvestment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s) and are considered speculative. Compared to investment grade debt securities, noninvestment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad based-securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	22.73%
Worst quarter:	Q4 2008	-18.82%
Year to Date Return (1/1/11 to 9/30/11):		-0.99%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third High Yield Bond Fund	1 Year	5 Years	Since Inception	Inception Date
BofA Merrill Lynch U.S. High Yield, Cash Pay Index (reflects no deduction for fees, expenses or taxes)	15.24%	8.67%	8.71%
Class A Shares Return Before Taxes (with 4.75% sales charge)	7.45%	6.77%	6.65%	Nov. 29, 2005
Class A Shares Return After Taxes on Distributions	4.75%	3.88%	3.81%	Nov. 29, 2005
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.74%	3.99%	3.91%	Nov. 29, 2005
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	6.90%	6.77%	6.78%	Nov. 29, 2005
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	12.06%	7.10%	6.96%	Nov. 29, 2005
Institutional Shares Return Before Taxes	13.11%	8.17%	8.03%	Nov. 29, 2005

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Total Return Bond Fund
Fifth Third Total Return Bond Fund - Summary
Investment Objective
High current income. Capital growth is a secondary objective.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Total Return Bond Fund	Class A		Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	[1]	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		5.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none		none
[1]	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[3]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Total Return Bond Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.29%	0.29%	0.54%	0.29%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.15%	1.90%	1.90%	0.90%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.89%	1.64%	1.64%	0.64%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Total Return Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	561	798	1,053	1,782
Class B	667	871	1,201	2,003
Class C	267	571	1,001	2,198
Institutional Shares	65	261	473	1,083

Expense Example, No Redemption Fifth Third Total Return Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	167	571	1,001	2,003
Class C	167	571	1,001	2,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor’s, or in the Baa major rating category or higher by Moody’s, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Adviser considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer’s prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly creditworthy. On September 7, 2008 however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

Although the Adviser considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Adviser may, from time to time, shorten or lengthen the duration of the Fund’s portfolio to protect principal in the event of rising or falling interest rates. In addition, the Adviser may adjust the Fund’s sector weightings and duration to attempt to capture additional returns relative to the Fund’s benchmark.

The Fund may engage in securities lending.

The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

The Adviser may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit Risk. The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value (“NAV”). The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized, that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

Derivatives Risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Fixed Income Securities Risk. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. The volatility of non-investment grade debt securities may be greater than for investment grade securities.

Foreign Investment Risk. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Prepayment/Call Risk. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Turnover Risk. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q3 2009	6.41%
Worst quarter:	Q4 2008	-5.30%
Year to Date Return (1/1/11 to 9/30/11):		8.02%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Total Return Bond Fund	1 Year	5 Years	10 Years	Inception Date
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Class A Shares Return Before Taxes (with 4.75% sales charge)	2.44%	1.76%	3.31%	Mar. 22, 1995
Class A Shares Return After Taxes on Distributions	0.84%	0.07%	1.64%	Mar. 22, 1995
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	1.57%	0.50%	1.82%	Mar. 22, 1995
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	1.79%	1.69%	3.18%	Oct. 29, 2001
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	6.82%	2.02%	3.02%	Oct. 29, 2001
Institutional Shares Return Before Taxes	7.90%	3.03%	4.06%	Mar. 20, 1995

[1] For the period prior to October 29, 2001, the quoted performance for the Fifth Third Total Return Bond Fund Institutional Shares reflects the performance of the Kent Income Fund Institutional Shares with an inception date of March 20, 1995. Prior to October 29, 2001, the performance figures for the Fifth Third Total Return Bond Fund Class A Shares reflect the performance of the Kent Income Fund Investment Shares with an inception date of March 22, 1995, adjusted for the maximum sales charge. Prior to October 29, 2001, the quoted performance for Class B and Class C Shares reflects the performance of the Institutional Shares with an inception date of March 20, 1995, adjusted for expenses and applicable sales charges.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Short Term Bond Fund
Fifth Third Short Term Bond Fund - Summary
Investment Objective
Current income.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Short Term Bond Fund	Class A		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none		1.00%	[2]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none		none		none
[1]	For investments of $500,000 or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 0.50% is applicable to redemptions within 12 months of purchase. See "Applicable Sales Charges - Front-End Sales Charges - Class A Shares" on page 115 of the Fund's Prospectus.
[2]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Short Term Bond Fund		Class A	Class C	Institutional Shares
Management Fees		0.50%	0.50%	0.50%
Distribution/Service (12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.30%	0.55%	0.30%
Total Annual Fund Operating Expenses		1.05%	1.80%	0.80%
Fee Waiver and/or Expense Reimbursement	[1]	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.72%	1.47%	0.47%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37-month period for the Short Term Bond Fund in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Short Term Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	372	594	833	1,519
Class C	250	536	946	2,092
Institutional Shares	48	223	413	962

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Fifth Third Short Term Bond Fund Class C	150	536	948	2,092

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities. On September 7, 2008 however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield, yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments. The Adviser may actively manage the Fund’s sector weightings and duration to attempt to capture excess returns, as related to the Fund’s benchmark.

The Adviser may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit Risk. The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant net asset value (“NAV”) deterioration. The issuer of a debt security (or borrower/counterparty to a repurchase or reverse repurchase agreement) may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized, that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

Derivatives Risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Fixed Income Securities Risk. The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. The volatility of non-investment grade debt securities may be greater than for investment grade securities.

Foreign Investment Risk. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Non-Investment Grade Securities Risk. High yield, or noninvestment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody’s) and are considered speculative. Compared to investment grade debt securities, noninvestment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

Prepayment/Call Risk. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Securities Lending Risk. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns of Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2009	4.00%
Worst quarter:	Q4 2008	-2.10%
Year to Date Return (1/1/11 to 9/30/11):		0.83%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Short Term Bond Fund	1 Year	5 Years	10 Years	Inception Date
BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	2.82%	4.49%	4.27%
Class A Shares Return Before Taxes (with 3.00% sales charge)	0.02%	3.25%	3.23%	Dec. 04, 1992
Class A Shares Return After Taxes on Distributions (with 3.00% sales charge)	(0.60%)	2.07%	1.91%	Dec. 04, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares (with 3.00% sales charge)	0.01%	2.08%	1.96%	Dec. 04, 1992
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	2.47%	3.14%	2.75%	Aug. 01, 2003
Institutional Shares Return Before Taxes	3.46%	4.14%	3.77%	Nov. 02, 1992

[1] For the period prior to October 29, 2001, the quoted performance for the Fifth Third Short Term Bond Fund Institutional Shares reflects the performance of the Kent Short Term Bond Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the performance for the Fifth Third Short Term Bond Fund Class A Shares reflects the performance of the Kent Short Term Bond Fund Investment Shares with an inception date of December 4, 1992, adjusted for the maximum sales charge. Prior to August 1, 2003, the performance figures for Class C Shares reflect the performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges.

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Fifth Third Prime Money Market Fund
Fifth Third Prime Money Market Fund - Summary
Investment Objective
Current income consistent with stability of principal.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Prime Money Market Fund	Class A	Class B		Class C		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	5.00%	[1]	1.00%	[2]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none	none		none		none
[1]	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
[2]	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Prime Money Market Fund		Class A	Class B	Class C	Institutional Shares
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.75%	none
Other Expenses		0.24%	0.24%	0.49%	0.24%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.90%	1.65%	1.65%	0.65%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.80%	1.55%	1.55%	0.55%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Prime Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	81	275	485	1,091
Class B	657	809	1,085	1,741
Class C	257	509	885	1,941
Institutional Shares	56	197	350	796

Expense Example, No Redemption Fifth Third Prime Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	157	509	885	1,741
Class C	157	509	885	1,941

Principal Investment Strategies

The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

The Fund invests at least 97% of its portfolio in high quality securities called “first tier” securities or unrated securities that are considered equivalent by the Fund’s Adviser. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor’s and Moody’s in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund’s Adviser. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities.

The Fund reserves the right to invest up to 3% of its total assets in “second tier” securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor’s and Moody’s in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund’s Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit (or Default) Risk. The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Foreign Investment Risk. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q1 2001	1.30%
Worst quarter:	Q4 2009	0.00%
Year to Date Return (1/1/11 to 9/30/11):		0.01%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third Prime Money Market Fund	1 Year	5 Years	10 Years	Inception Date
Class A Return Before Taxes	0.03%	2.28%	1.99%	Aug. 11, 1992
Class B Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	(4.97%)	1.42%	1.48%	Oct. 11, 2000
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	0.03%	1.79%	1.46%	May 01, 2002
Institutional Shares Return Before Taxes	0.03%	2.46%	2.20%	Jun. 14, 1989

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.
Fifth Third Institutional Money Market Fund
Fifth Third Institutional Money Market Fund - Summary
Investment Objective
Current income from short-term securities consistent with the stability of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Institutional Money Market Fund	Institutional Shares	Select Shares	Preferred Shares	Trust Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none	none	none	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Institutional Money Market Fund		Institutional Shares	Select Shares	Preferred Shares	Trust Shares
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution/Service (12b-1) Fees		none	none	none	none
Other Expenses		0.22%	0.30%	0.37%	0.47%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.63%	0.71%	0.78%	0.88%
Fee Waiver and/or Expense Reimbursement	[1]	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.22%	0.30%	0.37%	0.47%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Institutional Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	22	159	308	741
Select Shares	30	184	352	838
Preferred Shares	37	206	390	922
Trust Shares	48	238	444	1,040

Principal Investment Strategies

The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

The Fund invests at least 97% of its portfolio in high-quality securities called “first tier” securities or unrated securities that are considered equivalent by the Fund’s Adviser. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor’s and Moody’s in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund’s Adviser. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities.

The Fund reserves the right to invest up to 3% of its total assets in “second tier’’ securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor’s and Moody’s in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund’s Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit (or Default) Risk. The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Foreign Investment Risk. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q1 2001	1.38%
Worst quarter:	Q1 2010	0.01%
Year to Date Return (1/1/11 to 9/30/11):		0.04%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Institutional Money Market Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	0.11%	2.72%	2.49%	Apr. 11, 2000
Select Shares	0.03%	2.64%	2.44%	Oct. 20, 2003
Preferred Shares	0.01%	2.58%	2.38%	Oct. 20, 2003
Trust Shares	0.01%	2.50%	2.29%	Oct. 20, 2003

[1] For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by the Adviser was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.
Fifth Third Institutional Government Money Market Fund
Fifth Third Institutional Government Money Market Fund - Summary
Investment Objective
Current income consistent with the stability of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third Institutional Government Money Market Fund	Institutional Shares	Select Shares	Preferred Shares	Trust Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none	none	none	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third Institutional Government Money Market Fund		Institutional Shares	Select Shares	Preferred Shares	Trust Shares
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution/Service (12b-1) Fees		none	none	none	none
Other Expenses		0.22%	0.30%	0.37%	0.47%
Total Annual Fund Operating Expenses		0.62%	0.70%	0.77%	0.87%
Fee Waiver and/or Expense Reimbursement	[1]	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.21%	0.29%	0.36%	0.46%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third Institutional Government Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	22	158	306	737
Select Shares	30	183	350	835
Preferred Shares	37	205	388	917
Trust Shares	47	237	443	1,035

Principal Investment Strategies

The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs, the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities. On September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q1 2001	1.33%
Worst quarter:	Q1 2010	0.00%
Year to Date Return (1/1/11 to 9/30/11):		0.01%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)[1]
Average Annual Total Returns Fifth Third Institutional Government Money Market Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	0.05%	2.52%	2.30%	Jun. 02, 1997
Select Shares	0.01%	2.45%	2.29%	Oct. 20, 2003
Preferred Shares	0.01%	2.40%	2.23%	Oct. 20, 2003
Trust Shares	0.01%	2.33%	2.15%	Oct. 20, 2003

[1] For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by the Adviser was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.
Fifth Third U.S. Treasury Money Market Fund
Fifth Third U.S. Treasury Money Market Fund - Summary
Investment Objective
Stability of principal and current income consistent with stability of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Fifth Third U.S. Treasury Money Market Fund	Institutional Shares	Select Shares	Preferred Shares	Trust Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none	none	none	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fifth Third U.S. Treasury Money Market Fund		Institutional Shares	Select Shares	Preferred Shares	Trust Shares
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution/Service (12b-1) Fees		none	none	none	none
Other Expenses		0.22%	0.30%	0.37%	0.47%
Total Annual Fund Operating Expenses		0.62%	0.70%	0.77%	0.87%
Fee Waiver and/or Expense Reimbursement	[1]	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.21%	0.29%	0.36%	0.46%
[1]	Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fifth Third U.S. Treasury Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	22	158	306	737
Select Shares	30	183	350	835
Preferred Shares	37	205	388	917
Trust Shares	47	237	443	1,035

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund’s assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (GinnieMae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes. On September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Interest Rate Risk. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.

Prepayment/Call Risk. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q1 2001	1.29%
Worst quarter:	Q4 2009	0.00%
Year to Date Return (1/1/11 to 9/30/11):		0.01%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns Fifth Third U.S. Treasury Money Market Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	0.02%	2.29%	2.14%	Dec. 12, 1988
Select Shares	0.01%	2.22%	2.11%	Oct. 20, 2003
Preferred Shares	0.01%	2.18%	2.06%	Oct. 20, 2003
Trust Shares	0.01%	2.11%	1.98%	Oct. 20, 2003

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.